Acquisitions (Narrative) (Details) - CNY (¥)		1 Months Ended	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2021	Dec. 31, 2023	Dec. 31, 2020
Business Acquisition [Line Items]
Business acquisition			¥ 0
Anime Business [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired				8.10%
Consideration transferred		¥ 612,300,000
Cash consideration		¥ 369,100,000	¥ 369,124,000
Percentage of equity interest owned after transactions	100.00%	100.00%
Anime Business [Member] | Class Z ordinary shares [Member]
Business Acquisition [Line Items]
Share consideration	400,000